Separate Accounts (Separate Account Liabilities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Separate Account, Liability [Roll Forward]
Balance, beginning of period	$ 149,797,828	$ 145,740,422
Deposits	2,933,695	3,067,236
Investment performance	(25,870,874)	16,661,639
Policy charges	(3,280,999)	(3,640,519)
Surrenders and withdrawals	(8,821,162)	(11,551,330)
Benefit payments	(340,726)	(364,251)
Net transfers (to) from general account	(420,021)	(160,956)
Other	53,505	45,587
Balance, end of period	114,051,246	149,797,828
Cash surrender value	109,783,645	145,021,993
Variable Annuities
Separate Account, Liability [Roll Forward]
Balance, beginning of period	123,977,624	124,275,626
Deposits	658,695	669,497
Investment performance	(21,600,783)	13,179,092
Policy charges	(2,513,831)	(2,937,255)
Surrenders and withdrawals	(8,481,231)	(11,147,772)
Benefit payments	(62,586)	(74,953)
Net transfers (to) from general account	(206,269)	3,449
Other	13,828	9,940
Balance, end of period	91,785,447	123,977,624
Cash surrender value	90,208,083	121,847,584
Variable Life
Separate Account, Liability [Roll Forward]
Balance, beginning of period	25,820,204	21,464,796
Deposits	2,275,000	2,397,739
Investment performance	(4,270,091)	3,482,547
Policy charges	(767,168)	(703,264)
Surrenders and withdrawals	(339,931)	(403,558)
Benefit payments	(278,140)	(289,298)
Net transfers (to) from general account	(213,752)	(164,405)
Other	39,677	35,647
Balance, end of period	22,265,799	25,820,204
Cash surrender value	$ 19,575,562	$ 23,174,409